CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 1,889	$ 9,416	$ 127
Foreign currency translation adjustments	(2,340)	5,323	393
Financial liability related to hedging	0	68	137
Total comprehensive income (loss)	(451)	14,807	657
Net loss attributable to non-controlling interests	(2,783)	(2,983)	(2,120)
Other comprehensive loss (income) attributable to non-controlling interests	836	(2,204)	(283)
Comprehensive income (loss) attributable to Optibase Ltd.	$ (2,398)	$ 9,620	$ (1,746)